INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

         As disclosed in Note 2, on January 23, 2014, the Company changed its income tax status from an S corporation to a C corporation. Accordingly, on that date, the Company recorded a net deferred income tax liability of $2,965 and a corresponding charge to deferred income tax expense.

         Significant components of the expense for income taxes for the period from January 23, 2014 to December 31, 2014 are as follows:

Current:
Federal	$(4,752)
State and local	(1,198)

Total current	(5,950)
Deferred:
Federal	1,087
State and local	208

Total deferred	1,295

$(4,655)

         The reconciliation of income taxes computed at the U.S. federal statutory tax rate to income tax expense for the year ended December 31, 2014 is as follows:

Income tax expense at U.S. statutory rate	$(3,222)
Tax effect from:
Earnings while a S corporation	499
Loss on noncontrolling interest	(79)
Adoption of C corporation status	(2,965)
State income taxes, net of federal benefit	(351)
Change in fair value of redeemable common shares	3,176
Termination of existing stock redemption agreement	(1,695)
Other non-deductible expenses	(271)
Other	253

Income tax expense	$(4,655)

         Significant components of deferred tax assets and liabilities at December 31, 2014 are as follows:

Deferred tax assets:
Inventories	$449
Compensation and benefits	2,731
Allowance for doubtful accounts	1,180
Other temporary differences	488

Total deferred tax assets	4,848
Deferred tax liabilities:
Property and intangible assets	(2,853)
Prepaid expenses	(700)

Total deferred tax liabilities	(3,553)

Net deferred tax assets	$1,295

         The Company prepares and files tax returns based on interpretations of tax laws and regulations. In the normal course of business, the Company's tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessments by these taxing authorities. In determining the Company's tax provision for financial reporting purposes, the Company establishes a reserve for uncertain income tax positions unless it is determined to be more likely than not that such tax positions would be sustained upon examination, based on their technical merits. That is, for financial reporting purposes, the Company only recognizes tax benefits taken on the tax return if it believes it is more likely than not that such tax position would be sustained. There is considerable judgment involved in determining whether it is more likely than not that such tax positions would be sustained. As of December 31, 2014, the Company concluded there were no significant uncertain tax positions requiring recognition in its consolidated financial statements.

         The Company would adjust its tax reserve estimates periodically because of ongoing examinations by, and settlements with, varying taxing authorities, as well as changes in tax laws, regulations and interpretations. The consolidated tax provision of any given year includes adjustments to prior year income tax accruals and related estimated interest charges that are considered appropriate. The Company's policy is to recognize, when applicable, interest and penalties on uncertain income tax positions as part of income tax expense.